Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended
		Sep. 30, 2018		Sep. 30, 2017	Sep. 30, 2018		Sep. 30, 2017
Revenues
Products		$ 349	[1]	$ 9,514	$ 1,249	[1]	$ 30,750
Services		365		1,539	1,700		6,744
Cost and expenses
Products		230	[1]	8,426	676	[1]	26,394
Services		271		980	981		4,195
Gross Profit		213		1,647	1,292		6,905
Income/Loss from Operations		(2,307)		(9,900)	(6,100)		(13,115)
Net Income (Loss)		(2,408)		$ (9,745)	(5,399)		$ (13,919)
Balances Without Adoption of ASC 606 [Member]
Revenues
Products	[1]	1,649			6,218
Services		365			1,700
Cost and expenses
Products	[1]	1,330			4,877
Services		271			981
Gross Profit		413			2,059
Income/Loss from Operations		(2,107)			(5,333)
Net Income (Loss)		(2,208)			(4,632)
Effect of Change Higher/(Lower) [Member]
Revenues
Products	[1]	(1,300)			(4,969)
Services
Cost and expenses
Products	[1]	(1,100)			(4,201)
Services
Gross Profit		(200)			(767)
Income/Loss from Operations		(200)			(767)
Net Income (Loss)		$ (200)			$ (767)

[1]	Product revenues and cost of revenues include maintenance/licenses contracts that are sold by the company but performed by third parties.